Consolidated Balance Sheets (Parentheticals) - USD ($)	Mar. 31, 2016	Sep. 30, 2015	Sep. 30, 2014
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	10,000,000	0
Preferred Stock, Shares Issued	11,819	0
Preferred Stock, Shares Outstanding	11,819	0
Preferred Stock, Liquidation Preference, Value	$ 11,819,000
Common Stock, No Par Value	$ 0	$ 0	$ 0
Common Stock, Shares Authorized	0	100,000,000	100,000,000
Common Stock, Shares, Issued	0	9,436,294	7,670,783
Common Stock, Shares, Outstanding	0	9,436,294	7,670,783
Redeemable common stock, Shares Issued	1,739,130	1,739,130	1,739,130
Redeemable common stock, Shares Outstanding	1,739,130	1,739,130	1,739,130
Series A redeemable preferred stock
Preferred Stock, Par or Stated Value Per Share	$ 0	$ 0	$ 0
Preferred Stock, Shares Authorized	0	8,000	8,000
Preferred Stock, Shares Issued	0	3,568	3,681
Preferred Stock, Shares Outstanding	0	3,568	3,681
Preferred Stock, Liquidation Preference, Value		$ 5,072,653
Series B redeemable preferred stock
Preferred Stock, Par or Stated Value Per Share	$ 0	$ 0	$ 0
Preferred Stock, Shares Authorized	0	4,000	4,000
Preferred Stock, Shares Issued	0	4,000	4,000
Preferred Stock, Shares Outstanding	0	4,000	4,000
Preferred Stock, Liquidation Preference, Value		$ 5,118,208
Common stock
Common Stock, Shares Authorized	100,000,000	0
Common Stock, Shares, Issued	12,427,164	0
Common Stock, Shares, Outstanding	12,427,164	0